Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Functional currency and foreign currency translation
Foreign currency translation adjustment (gains)/losses	¥ (230,345,000)	$ (36,146)	¥ 137,596,000	¥ (168,340,000)
Exchange rate (RMB per USD 1.00)	6.3726				6.3726	6.3726
Short-term investment
Short-term investments	¥ 37,057,554,000		3,950,747,000		¥ 37,057,554,000	$ 5,815,139
Carrying value of the investment	680,723,000				680,723,000
Restricted as collateral for bank borrowings and letter of guarantee	6,646,299,000		2,873,398,000		6,646,299,000
Current expected credit losses
Stockholders Equity Including Portion Attributable To Noncontrolling Interest	34,785,557,000		27,170,956,000	(6,277,599,000)	34,785,557,000	5,458,612	¥ 6,821,145,000
Expected credit loss expense	54,332,000		9,654,000
Expected credit loss provision - current	42,040,000		44,645,000		42,040,000	6,598
Expected credit loss provision - non-current	49,309,000		20,031,000		49,309,000	$ 7,737
Long-term Investments
Impairment recognized, long term investments	0		0	0	0
Impairment recognized, long-lived assets	0		25,757,000	75,278,000
Sales and marketing expenses
Advertising Expense	529,057,000		266,569,000	230,061,000
Employee benefits
Employee benefit expenses	761,417,000		366,223,000	553,523,000
Dividends
Dividends	¥ 0		0	0
Segment Reporting
Number of segments | item	1	1
Changes in fair value of the derivatives	¥ 228,887,000		0	¥ 0
Fair Value, Inputs, Level 2
Short-term investment
Short-term investments	27,773,387		¥ 3,210,000		¥ 27,773,387
Fair Value, Inputs, Level 3
Short-term investment
Fair value changes were recorded in other comprehensive income	¥ 24,224,000